Estimates (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 242
2017	242
2018	241
2019	239
2020	239
Gross Carrying Amount	$ 6,217	$ 6,100